2023 Term Loan and Warrants (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 01, 2025	Jul. 31, 2024	Sep. 30, 2022
2023 Term Loan and Warrants [Line Items]
Principal amount			$ 352,000
Interest rate							2.88%
Exercise price per share	$ 0.01
Warrants outstanding			500,000
Interest Payable			$ 352,000
Fair value of warrants issued	$ (72,000)	$ (7,000)
Unamortized debt discount	66		187,000	$ 43,000
Amortization of debt discount	$ 548	$ 287,000	$ 1,500	$ 1,300
Warrants [Member]
2023 Term Loan and Warrants [Line Items]
Warrants issued			1,748,829
Exercise price per share	$ 1.4
Preferred Stock Warrants [Member]
2023 Term Loan and Warrants [Line Items]
Warrants exercised			110,000
Warrants outstanding			110,000	220,000
Common Stock Warrants [Member]
2023 Term Loan and Warrants [Line Items]
Warrants issued			1,000,000
Exercise price per share			$ 0.01
Warrants outstanding	2,168,829		1,000,000		2,398,869	250,000
Fair value of warrants issued	$ 2,400,000		$ 242,000	$ 76,000
Two Thousand Twenty-Three Term Loan [Member]
2023 Term Loan and Warrants [Line Items]
Principal amount			$ 5,500,000
Interest rate			17.00%
Stated rate per annum			17.00%
Interest Payable			$ 164,000	$ 0
Two Thousand Twenty-Three Term Loan [Member] | Common Stock Warrants [Member]
2023 Term Loan and Warrants [Line Items]
Warrants issued			250,000
Two Thousand Twenty-Three Term Loan [Member] | Series F Redeemable Convertible Preferred Stock [Member] | Warrants [Member]
2023 Term Loan and Warrants [Line Items]
Warrants issued			220,000
Exercise price per share			$ 1.4